Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Segmented Information
Geographical revenue	$ 572,931	$ 486,014	$ 424,690
United States
Segmented Information
Geographical revenue	382,176	307,102	242,086
Europe, Middle-East and Africa
Segmented Information
Geographical revenue	137,164	126,942	128,990
Canada
Segmented Information
Geographical revenue	35,422	34,547	36,116
Asia Pacific
Segmented Information
Geographical revenue	$ 18,169	$ 17,423	$ 17,498